Intangible assets - product development (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Intangible Assets Product Development

All figures in £ millions	2021	2020
Cost
At 1 January	2,514	2,275
Exchange differences	—	(48)
Additions	287	323
Disposals and retirements	(92)	(31)
Disposal of subsidiary	(9)	—
Transfers	(2)	(5)

At 31 December	2,698	2,514

Amortisation
At 1 January	(1,609)	(1,405)
Exchange differences	(3)	45
Charge for the year	(260)	(280)
Impairment	(19)	—
Disposals and retirements	92	31
Disposal of subsidiary	3	—
Transfers	(8)	—

At 31 December	(1,804)	(1,609)

Carrying amounts at 31 December 2021	894	905